EQUITY - Share Details and Reconciliation (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions																													1 Months Ended		12 Months Ended
		Mar. 03, 2023 USD ($) $ / shares shares	Mar. 03, 2023 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Jul. 29, 2022 USD ($) shares	Jun. 08, 2022 USD ($) $ / shares shares	Jun. 08, 2022 EUR (€) € / shares shares	May 18, 2022 shares	May 05, 2022 shares	Apr. 25, 2022 USD ($) $ / shares shares	Apr. 25, 2022 EUR (€) € / shares shares	Jan. 14, 2022 shares	Dec. 28, 2021 USD ($) $ / shares shares	Dec. 28, 2021 EUR (€) € / shares shares	Nov. 16, 2021 USD ($) $ / shares shares	Nov. 16, 2021 EUR (€) € / shares shares	Sep. 22, 2021 shares	Aug. 04, 2021 shares	Jul. 05, 2021 USD ($) $ / shares shares	Jul. 05, 2021 EUR (€) € / shares shares	Jun. 18, 2021 shares	Jun. 17, 2021 USD ($) $ / shares shares	Jun. 17, 2021 EUR (€) € / shares shares	Mar. 03, 2021 USD ($) $ / shares shares	Mar. 03, 2021 EUR (€) € / shares shares	Dec. 15, 2020 shares	May 14, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) shares		Dec. 31, 2021 USD ($) shares		Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($)
Disclosure of reserves within equity [line items]
Proceeds from issue of ordinary shares | $																												$ 750
Sale of stock price (USD per share) | $ / shares																												$ 9.27
(Payments) proceeds from mandatorily convertible subordinated notes | $																															$ 0		$ (1,196)		$ 1,237
Net proceeds after transaction costs from issue of ordinary shares | $																												$ 740
Share issue related cost | $																												$ 10
Offering of common shares (in shares)																												80,906,149
Issue of equity | $																																			740
Equity | $				$ 55,590																											$ 55,590		$ 51,344		$ 40,237		$ 40,483
Lock-up period, issue or sales of shares and securities																																	180 days
Number of treasury shares cancelled (in shares)									60,000,000				45,000,000					50,000,000	70,000,000			165,000,000
Shares issued (in shares)				877,809,772																											877,809,772		982,809,772		1,102,809,772
Cancellation of treasury shares | $																															$ 0		$ 0
Share buyback (note 11.1) (in shares)				41,300,000	41,300,000	60,400,000	33,300,000	33,300,000			31,800,000	31,800,000		34,100,000	34,100,000	67,400,000	67,400,000			24,500,000	24,500,000		17,800,000	17,800,000	27,100,000	27,100,000			35,636,253	35,636,253
Reconciliation of number of shares outstanding [abstract]
Issued shares, beginning of period (in shares)																															982,809,772		1,102,809,772
Shares issued out of treasury shares (in shares)																															(105,000,000)		(120,000,000)
Issued shares, end of period (in shares)				877,809,772	877,809,772																										877,809,772		982,809,772		1,102,809,772
Treasury shares, beginning of period (in shares)																															(71,916,570)		(22,075,359)
Movement in year (in shares)																															(555,273)		(49,841,211)
Treasury shares, end of period (in shares)				(72,471,843)	(72,471,843)																										(72,471,843)		(71,916,570)		(22,075,359)
Beginning balance (in shares)																															910,893,202		1,080,734,413
Movement in year (in shares)																															(105,555,273)		(169,841,211)
Ending balance (in shares)				805,337,929	805,337,929																										805,337,929		910,893,202		1,080,734,413
Percentage of stock repurchased during period (in percent)																													100.00%	100.00%
Treasury stock acquired, average price per share (in EUR/USD per share) | (per share)				$ 22.67	€ 22.73		$ 29.99	€ 28.26			$ 31.49	€ 28.68		$ 29.34	€ 25.99	$ 32.64	€ 27.91			$ 30.66	€ 25.77		$ 31.94	€ 26.27	$ 23.97	€ 19.79			$ 14.03	€ 11.92
Share buyback				$ 937	€ 939	$ 1,400	$ 1,000	€ 943			$ 1,000	€ 911		$ 1,000	€ 886	$ 2,200	€ 1,881			$ 750	€ 630		$ 570	€ 469	$ 650	€ 537			$ 500	€ 425	$ 2,937		$ 5,170		$ 500
Repurchase Of Stock
Disclosure of reserves within equity [line items]
Share buyback (note 11.1) (in shares)		44,800,000	44,800,000
Reconciliation of number of shares outstanding [abstract]
Treasury stock acquired, average price per share (in EUR/USD per share) | (per share)		$ 23.22	€ 23.14
Share buyback		$ 1,040	€ 1,037
Issued capital [member]
Disclosure of reserves within equity [line items]
Offering of common shares (in shares)	[1]																																		81,000,000
Issue of equity | $																																			$ 29
Equity | $				$ 312																											312		350		$ 393		364
Cancellation of treasury shares | $																															$ 38		$ 43
Share buyback (note 11.1) (in shares)										1,000,000,000																					(107,000,000)	[1]	(171,000,000)	[1]	(36,000,000)	[1]
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	[1]																														911,000,000		1,081,000,000		1,012,000,000
Ending balance (in shares)	[1]			805,000,000	805,000,000																										805,000,000		911,000,000		1,081,000,000
Additional Paid-in Capital
Disclosure of reserves within equity [line items]
Issue of equity | $																																			$ 711
Equity | $				$ 28,651																											$ 28,651		$ 31,803		$ 35,247		$ 34,826
Cancellation of treasury shares | $																															$ 3,163		$ 3,450
Mandatorily convertible unsecured unsubordinated bonds
Reconciliation of number of shares outstanding [abstract]
Shares issued out of treasury shares (in shares)																											22,653,933
Mittal family trust | Mandatorily convertible unsecured unsubordinated bonds
Disclosure of reserves within equity [line items]
(Payments) proceeds from mandatorily convertible subordinated notes | $																												$ 100

[1]	Amounts are in millions of shares (treasury shares are excluded).